Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

The Company has evaluated subsequent events occurring from April 1, 2023, through the date of this filing.

Effective on June 2, 2023, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of one share of common stock for every two shares or common stock. All shares and per share amounts and information presented herein have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Common Shares Issued for Services

On June 12, 2023, the Company issued 1,875 shares of common stock for services, with a fair value of $7,500 at date of grant.

Common Shares Issued on Conversion of Senior Convertible Notes Payable

Subsequent to March 31, 2023, the Company issued 2,029,306 shares of common stock on the conversion of $4,059,000 of principal and accrued interest on the Senior Convertible Notes as described in Note 5. The Company also issued the Note Holders 379,975 shares of common stock as an inducement to enter into a conversion agreement with the Company.

Convertible Promissory Notes and Restricted Shares

Subsequent to March 31, 2023, the Company sold approximately $433,000 of Convertible Promissory Notes and issued 43,250 shares of restricted common stock. The Convertible Promissory Notes and Restricted Shares were issued on the same terms and conditions as described in Note 5.

Promissory Notes and Restricted Shares

In May and June 2023, the Company sold approximately $562,000 of Promissory Notes (the “Note”) and issued 84,300 shares of restricted common stock. The outstanding principal amount shall bear interest from the date of the Note at a rate of twelve percent (12%) per annum (the “Interest Rate”). Interest shall automatically accrue and be capitalized to the principal amount of this Note (“PIK Interest”) and shall thereafter be deemed to be a part of the principal amount of this Note, unless such interest is paid in cash on or prior to the maturity date of this Note. This Note shall become due and payable on the earlier of (i) the consummation of the first underwritten public offering (the “IPO”) of Obligor pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by Obligor of not less than $8,000,000 of its equity securities, as a result of or following which Obligor shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock (the “Common Stock”) shall be listed on the Nasdaq Stock Market, and (ii) twelve months from the funding of the Principal to Obligor.

Related Party Advance

On April 5, 2023, Mr. Destler advanced the Company $20,000. The $20,000 advance is non-interest bearing and due on demand.

Note 12 – Subsequent Events

The Company has evaluated subsequent events occurring from January 1, 2023, through the date of this filing.

Effective on June 2, 2023, and February 22, 2023, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of one share of common stock for every two shares or common stock, and 0.6786 shares for every one share of common stock, respectively. All shares and per share amounts and information presented herein have been retroactively adjusted to reflect the reverse stock splits for all periods presented.

Common Shares Issued on Exercise of Warrants

Subsequent to December 31, 2022, the Company received proceeds of approximately $114,000 on the exercise of 19,323 warrants for the purchase of 19,323 shares of common stock, at an exercise price of $5.90 per share.

Common Shares Issued for Services

Subsequent to December 31, 2022, the Company issued 19,323 shares of common stock for services, with a fair value of $400,000 at date of grant.

Convertible Promissory Notes and Warrants

Subsequent to December 31, 2022, the Company sold approximately $200,000 of Convertible Promissory Notes (the “Notes”) and 16,965 warrants (the “Warrants”). The Notes will accrue interest at a rate of ten percent (10%) per annum. The outstanding principal amount of this Notes, together with all accrued but unpaid interest thereon, shall be due and payable on the date that is 12 months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company may, at its option, extend such maturity date an additional six (6) months (such option, the “Extension Option” and such extended maturity date, (the “Extended Maturity Date”). The date on which this Note matures, whether the Initial Maturity Date or the Extended Maturity Date, is the “Maturity Date.” The principal amount of this Note shall be subject to increase as follows:

(a) If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal balance of this Note shall be increased by an amount equal to 10% of the outstanding principal balance of this Note on the Initial Maturity Date (the “Premium”).

(b) If the Company exercises its Extension Option and a Qualified Public Offering does not occur before the Extended Maturity Date, the outstanding principal balance due and payable to the Lender shall be increased by the Premium plus an additional 2.5% of the outstanding principal balance of the Note as of the Extended Maturity Date.

(c) As used herein, “Qualified Public Offering” means the issuance and sale of shares of comment stock, par value $0.0001 per share, of the Company (the “Common Stock”) to investors in an underwritten public offering or a direct listing by the Company of its Common Stock, in either case pursuant to an effective registration statement under the Securities Act of 1933, as amended.

In the event the Company consummates a Qualified Public Offering, Lender shall have the right, but not the obligation, at any time prior to the Maturity Date or earlier repayment of this Note, to convert all, or any portion, of the outstanding principal balance of this Note into shares of Common Stock at a conversion price equal to 80% of the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering. Upon conversion, the Company will pay all accrued but unpaid interest on this Note in cash. An election to convert the Note shall be made in writing and delivered to the Company no later than five (5) days before the Maturity Date; provided, however, that if the Qualified Public Offering is consummated within five (5) days before the Maturity Date, the notice of election will be delivered no later than five (5) days after the date on which such Qualified Public Offering is consummated.

The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.

Convertible Promissory Notes and Restricted Shares

Subsequent to December 31, 2022, the Company sold approximately $335,000 of Convertible Promissory Notes (the “Notes”). These Notes will accrue interest at a rate of twelve percent (12%) per annum, compounded annually, until maturity or conversion hereof. The interest payable hereunder shall automatically accrue and be capitalized to the principal amount of this Note (“PIK Interest”), and shall thereafter be deemed to be a part of the principal amount of this Note, unless such interest is paid in cash on or prior to the maturity date of the Notes. The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”). The Lender shall have the right, but not the obligation, at any time to convert all, or any portion, of the outstanding principal balance of the Notes into shares of Common Stock at a conversion price equal to either (i) $3.00 per share, or (ii) the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering. The Company shall issue 20,000 shares of common stock of the Company for each $100,000 invested by an Investor, provided, however, that if an Investor invests a sum of funds which does not round to $100,000, the Company shall issue to such Investor Shares on a pro rata basis, based on an issuance of 20,000 Shares for each $100,000 invested. If the company enters into a subsequent financing with another individual or entity (a “Third Party”) on terms that are more favorable to the Third Party, the agreements between the company and the Investors shall be amended to include such better terms so long as the Notes are outstanding.

Unsecured Promissory Notes

On February 21, 2023, the Company sold $225,000 of Unsecured Promissory Note (the “Note”) to Donald Danks, a former member of the Company’s Board of Directors. The Company received net proceeds of $180,000 after deducting an original issue discount of 20%, or $45,000, which was recorded as a debt discount. The note bears no interest and matures of March 21, 2023. If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal amount of this Note, together with all accrued but unpaid interest thereon, shall be paid from funds from any offer and sale of Lender of equity or debt securities whereby Lender obtains gross cash proceeds in an amount not less than Five Hundred Thousand Dollars ($500,000). If a Qualified Public Offering does not occur before the Initial Maturity Date, this Note will accrue interest at a rate of twelve percent (12%) per annum. The Company may prepay the Note, or any portion outstanding, at any time and from time to time prior to Maturity Date without notice and without the payment of any premium, fee, or penalty.